Share-based Compensation Recognized (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, tax benefit	$ 62	$ 214
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, tax benefit	$ 47	$ 51